UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	4/30/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.

SEMIANNUAL REPORT • APRIL 30, 2013

Fund Type

Sector Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

June 14, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Natural Resources Fund, Inc., informative and useful. The report covers performance for the six-month period that ended April 30, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Natural Resources Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Natural Resources Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.20%; Class B, 1.90%; Class C, 1.90%; Class Q, 0.75%; Class R, 1.65%; Class Z, 0.90%. Net operating expenses: Class A, 1.20%; Class B, 1.90%; Class C, 1.90%; Class Q, 0.75%; Class R, 1.40%; Class Z, 0.90%, after contractual reductions through 2/28/2014.

Cumulative Total Returns (Without Sales Charges) as of 4/30/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	0.25%	–6.68%	–23.01%	294.79%	—
Class B	–0.13	–7.36	–25.67	267.26	—
Class C	–0.11	–7.31	–25.65	267.46	—
Class Q	0.45	–6.25	N/A	N/A	–18.74% (12/27/10)
Class R	0.14	–6.87	–23.70	N/A	23.87 (8/22/06)
Class Z	0.39	–6.41	–21.84	305.89	—
Lipper Global Natural Resources Index	3.40	–0.52	–27.89	210.49	—
S&P 500 Index	14.41	16.88	28.90	113.47	—
MSCI World ND Index	14.67	16.70	9.40	121.76	—
Lipper Global Natural Resources Funds Avg.	3.47	–1.31	–26.73	244.35	—

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Five Years	Ten Years	Since Inception
Class A		–9.33%	–3.99%	14.80%	—
Class B		–9.49	–3.75	14.62	—
Class C		–5.68	–3.57	14.62	—
Class Q		–3.62	N/A	N/A	–7.02% (12/27/10)
Class R		–4.25	–3.07	N/A	3.97 (8/22/06)
Class Z		–3.78	–2.60	15.77	—
Lipper Global Natural Resources Index		–0.36	–4.17	12.36	—
S&P 500 Index		13.95	5.81	8.53	—
MSCI World ND Index		11.86	2.23	8.88	—
Lipper Global Natural Resources Funds Avg.		–1.42	–4.08	13.54	—

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to a front-end sales charge or a CDSC, but are subject to a 12b-1 fee of up to 0.75% annually. Class Q and Class Z shares are not subject to a front-end sales charge, a CDSC, or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Lipper Global Natural Resources Index

The Lipper Global Natural Resources Index is an unmanaged index which tracks the performance of the 10 largest global natural resources mutual funds. Lipper Global Natural Resources Index Closest Month-End to Inception cumulative total returns as of 4/30/13 are –12.71% for Class Q and 12.09% for Class R. Lipper Global Natural Resources Index Closest Month-End to Inception average annual total returns as of 3/31/13 are –5.14% for Class Q and 2.01% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices have performed in the United States. S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/13 are 33.48% for Class Q and 41.33% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/13 are 12.74% for Class Q and 5.09% for Class R.

Morgan Stanley Capital International (MSCI) World Net Dividends (ND) Index

The Morgan Stanley Capital International (MSCI) World Net Dividends (ND) Index is a free-float-adjusted, market-capitalization index that is designed to measure global developed-market equity performance. The MSCI World ND Index consists of approximately 23 developed-market indexes in Australia, Canada, Europe, the Far East, New Zealand, and the United States. The MSCI World ND Index is unmanaged and the total return includes the reinvestment of all dividends. MSCI World ND Index Closest Month-End to Inception cumulative total returns as of 4/30/13 are 21.58% for Class Q and 25.21% for Class R. MSCI World ND Index Closest Month-End to Inception average annual total returns as of 3/31/13 are 7.58% for Class Q and 2.99% for Class R.

Lipper Global Natural Resources Funds Average

The Lipper Global Natural Resources Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Natural Resources Funds category and does not include the effect of any sales charges or

Prudential Jennison Natural Resources Fund, Inc.	3

Your Fund’s Performance (continued)

taxes payable by investors. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/13 are –13.41% for Class Q and 15.07% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/13 are –5.87% for Class Q and 2.30% for Class R.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Index and the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. Returns for the Lipper Index and the Lipper Average would be lower if they included the effects of sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/13
Cameron International Corp., Energy Equipment & Services	3.8%
Noble Energy, Inc., Oil, Gas & Consumable Fuels	3.6
Halliburton Co., Energy Equipment & Services	3.2
Schlumberger Ltd., Energy Equipment & Services	3.0
Anadarko Petroleum Corp., Oil, Gas & Consumable Fuels	2.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/13
Oil, Gas & Consumable Fuels	53.5%
Energy Equipment & Services	24.6
Metals & Mining	15.2
Construction Materials	2.1
Chemicals	0.7

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2012, at the beginning of the period, and held through the six-month period ended April 30, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Natural Resources Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Natural Resources Fund, Inc.		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,002.50	1.20%	$5.96
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

Class B	Actual	$1,000.00	$998.70	1.90%	$9.42
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class C	Actual	$1,000.00	$998.90	1.90%	$9.42
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class Q	Actual	$1,000.00	$1,004.50	0.75%	$3.73
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

Class R	Actual	$1,000.00	$1,001.40	1.40%	$6.95
	Hypothetical	$1,000.00	$1,017.85	1.40%	$7.00

Class Z	Actual	$1,000.00	$1,003.90	0.90%	$4.47
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2013, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 96.4%
COMMON STOCKS 95.8%

Chemicals 0.7%
448,920	Mosaic Co. (The)	$27,648,983

Construction Materials 2.1%
33,559	Holcim Ltd. (Switzerland)	2,614,917
14,715,137	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	39,956,762
21,443,037	PT Semen Indonesia (Presero) Tbk (Indonesia)	40,581,320
789,747	Taiheiyo Cement Corp. (Japan)	2,049,607
75,645	Vulcan Materials Co.(a)	3,773,172

		88,975,778

Energy Equipment & Services 24.6%
59,581	Baker Hughes, Inc.	2,704,382
2,550,062	Cameron International Corp.*	156,956,316
375,541	Core Laboratories NV	54,370,826
1,161,575	Dresser-Rand Group, Inc.*	64,595,186
1,322,803	Dril-Quip, Inc.*	110,731,839
1,059,007	Ensco PLC (Class A Stock)	61,083,524
1,307,873	FMC Technologies, Inc.*	71,017,504
3,108,457	Halliburton Co.	132,948,706
822,543	Helmerich & Payne, Inc.(a)	48,217,471
1,477,864	National Oilwell Varco, Inc.	96,386,290
70,679	Noble Corp.	2,650,462
1,798,894	Rowan Cos. PLC (Class A Stock)*	58,518,022
1,694,478	Schlumberger Ltd.	126,119,998
1,198,378	Superior Energy Services, Inc.*	33,063,249
22,815	Technip SA (France)	2,448,767
66,752	Tenaris SA (Luxembourg), ADR(a)	2,969,796
226,641	Weatherford International Ltd. (Switzerland)*	2,898,738

		1,027,681,076

Food Products 0.3%
1,474,869	Adecoagro SA*	11,002,523

Metals & Mining 14.6%
1,329,441	African Rainbow Minerals Ltd. (South Africa)	26,205,107
45,109	Agnico-Eagle Mines Ltd.(a)	1,456,570
2,392,241	Alamos Gold, Inc. (Canada)	33,409,927
245,023	Alcoa, Inc.(a)	2,082,695
11,053	Allegheny Technologies, Inc.	298,210

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	7

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
8,454,598	Archipelago Resources PLC (United Kingdom)*	$6,533,642
666,158	AXMIN, Inc. (Canada)*	76,042
7,864,014	B2Gold Corp. (Canada)*(a)	19,748,827
1,217,653	BHP Billiton Ltd. (Australia), ADR(a)	81,850,635
96,374	Cliffs Natural Resources, Inc.	2,056,621
4,594,008	Eldorado Gold Corp. (Canada)	36,343,485
2,802,007	First Quantum Minerals Ltd. (Canada)	48,922,828
600,000	First Uranium Corp. (South Africa), 144A(b)	8,933
1,030,497	Freeport-McMoRan Copper & Gold, Inc.	31,358,024
39,413	Goldcorp, Inc.	1,165,837
3,485,076	Guyana Goldfields, Inc. (Canada), 144A*(b)	6,226,747
2,082,400	Ivanplats Ltd. (Canada), 144A*(b)	6,201,002
3,383,212	Kinross Gold Corp.(a)	18,404,673
1,243,970	Newcrest Mining Ltd. (Australia)	21,678,557
40,686	Newmont Mining Corp.	1,318,226
1,850,769	Northern Dynasty Minerals Ltd.*	4,849,015
45,864	Nucor Corp.	2,000,588
82,602	Pan American Silver Corp.	1,090,346
5,674,802	Platinum Group Metals Ltd.*(a)	7,093,502
523,100	Platmin Ltd. (South Africa), Private Placement (original cost $4,469,143; purchased 11/27/07)*(b)(c)	40,191
623,219	Randgold Resources Ltd. (Jersey Islands), ADR	50,966,850
698,728	Reliance Steel & Aluminum Co.	45,466,231
11,120	Rio Tinto PLC (United Kingdom)	504,206
1,158,386	Rio Tinto PLC (United Kingdom), ADR(a)	53,355,259
1,272,839	Silver Wheaton Corp.	31,222,741
645,031	Southern Copper Corp.(a)	21,498,883
515,533	Tahoe Resources, Inc.*(a)	8,955,112
506,600	Tahoe Resources, Inc., 144A*(b)	8,799,940
74,862	United States Steel Corp.(a)	1,332,544
1,892,610	Xstrata PLC (Switzerland)	28,325,795

		610,847,791

Oil, Gas & Consumable Fuels 53.5%
1,915,237	Africa Oil Corp. (Canada)*(a)	11,653,584
205,152	Africa Oil Corp., Reg D (Canada), Private Placement (original cost $1,604,367; purchased 12/06/12)*(b)(c)	1,248,282
1,410,322	Anadarko Petroleum Corp.	119,538,893
30,161	Apache Corp.	2,228,295
6,137,672	Bankers Petroleum Ltd. (Canada)*(a)	15,352,557

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
1,181,751	Bonanza Creek Energy, Inc.*	$40,593,147
41,333	Cabot Oil & Gas Corp.	2,812,711
15,179	Cameco Corp. (Canada)	295,911
86,407	Canadian Oil Sands Ltd. (Canada)	1,697,349
1,706,595	Cheniere Energy, Inc.*	48,603,826
984,183	Cimarex Energy Co.	72,022,512
2,783,696	Cobalt International Energy, Inc.*(a)	77,776,466
1,312,985	Concho Resources, Inc.*	113,087,398
2,084,946	CONSOL Energy, Inc.(a)	70,137,583
29,901	Continental Resources, Inc.*(a)	2,389,688
68,415	Crescent Point Energy Corp. (Canada)	2,613,141
4,854,902	Denbury Resources, Inc.*(a)	86,854,197
45,639	Devon Energy Corp.	2,512,883
1,295,570	Energy XXI (Bermuda) Ltd.(a)	29,461,262
969,136	EOG Resources, Inc.	117,420,518
43,629	EQT Corp.	3,277,410
935,716	FX Energy, Inc.*	3,593,149
380,137	Gulfport Energy Corp.*	19,839,350
38,226	Hess Corp.	2,759,153
742,467	HollyFrontier Corp.	36,714,993
5,097,533	Kodiak Oil & Gas Corp.*(a)	39,913,683
1,806,805	Kosmos Energy Ltd.*	19,856,787
1,410,079	Laredo Petroleum Holdings, Inc.*(a)	24,253,359
2,730,941	Marathon Oil Corp.	89,219,842
808,647	Marathon Petroleum Corp.	63,365,579
366,962	MEG Energy Corp. (Canada)*	10,497,637
752,400	MEG Energy Corp. (Canada), 144A*(b)	21,523,816
48,527	Murphy Oil Corp.	3,013,041
1,474,429	Newfield Exploration Co.*	32,127,808
1,343,872	Noble Energy, Inc.	152,247,259
745,075	Occidental Petroleum Corp.	66,505,395
3,567,701	Oil Search Ltd. (Australia)	27,480,840
1,345,751	Pacific Rubiales Energy Corp. (Colombia)	28,452,525
1,024,366	PDC Energy, Inc.*(a)	44,355,048
33,002	Peabody Energy Corp.	662,020
1,732,049	Petroleo Brasileiro SA (Brazil), ADR	33,168,738
628,146	Phillips 66	38,285,499
285,299	Pioneer Natural Resources Co.	34,872,097
13,468	Plains Exploration & Production Co.*	608,754
153,911,753	PT Adaro Energy Tbk (Indonesia)	19,471,479

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	9

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
2,516,708	QGEP Participacoes SA (Brazil)	$14,402,752
3,869,098	Quicksilver Resources, Inc.*(a)	9,750,127
836,687	Range Resources Corp.	61,513,228
1,246,686	Rosetta Resources, Inc.*	53,495,296
855,246	Royal Dutch Shell PLC (Netherlands), ADR(a)	58,131,071
1,436,046	Sanchez Energy Corp.*(a)	26,006,793
2,254,699	Southwestern Energy Co.*	84,370,837
2,686,729	Suncor Energy, Inc.	83,691,608
3,175,485	Talisman Energy, Inc.	37,756,517
111,959	Trident Resources Corp., Private Placement (original cost $45,141,529; purchased 06/30/10)*(b)(c)	1,957,043
2,844,777	Tullow Oil PLC (United Kingdom)	44,233,527
114,967	Ultra Petroleum Corp.*(a)	2,460,294
1,380,967	Whiting Petroleum Corp.*	61,453,032
1,576,872	Williams Cos., Inc. (The)	60,126,129
65,129	Woodside Petroleum Ltd. (Australia)	2,536,020
9,569,891	Zodiac Exploration, Inc. (Canada)*	522,452
19,575,000	Zodiac Exploration, Inc., Reg D (Canada)*(b)	1,068,663

		2,237,840,853

	Total common stocks (cost $3,241,109,504)	4,003,997,004

CONVERTIBLE PREFERRED STOCKS 0.6%

Metals & Mining 0.6%
18,340	Manabi SA (Class A Preferred) (Brazil), Private Placement, 144A (original cost $22,988,745; purchased 05/25/11)*(b)(c)	15,835,195
7,336	Manabi SA (Class B Preferred) (Brazil), Private Placement, 144A (original cost $9,262,957; purchased 08/21/12)*(b)(c)	7,281,033

	Total convertible preferred stocks (cost $32,251,702)	23,116,228

Units
RIGHT

Oil, Gas & Consumable Fuels
41,616	Trident Resources Corp. CVR, Private Placement (original cost $0; purchased 06/30/10)*(b)(c)	—

See Notes to Financial Statements.

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Units	Description	Value (Note 1)
WARRANT

Metals & Mining
903,650	Crystallex International Corp. (Canada), Private Placement, expiring 11/04/14 (original cost $0; purchased 10/30/09)*(b)(c)	$—

	Total long-term investments (cost $3,273,361,206)	4,027,113,232

Shares
SHORT-TERM INVESTMENT 9.7%

Affiliated Money Market Mutual Fund
406,356,731	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $406,356,731; includes $277,740,447 of cash collateral received for securities on loan)(Note 3)(d)(e)	406,356,731

	Total investments 106.1% (cost $3,679,717,937; Note 5)	4,433,469,963
	Liabilities in excess of other assets (6.1)%	(255,029,083)

	Net Assets 100.0%	$4,178,440,880

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $269,263,582; cash collateral of $277,740,447 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security, the aggregate original cost of such securities is $83,466,741. The aggregate value of $26,361,744 is approximately 0.6% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	11

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized broad levels listed below.

Level 1—quoted prices for identical securities generally in active markets.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$133,546,052	$—	$—
Brazil	47,571,490	—	—
Canada	170,548,819	46,853,431	—
Colombia	28,452,525	—	—
France	2,448,767	—	—
Indonesia	100,009,561	—	—
Japan	2,049,607	—	—
Jersey Islands	50,966,850	—	—
Luxembourg	2,969,796	—	—
Netherlands	58,131,071	—	—
South Africa	26,205,107	8,933	40,191
Switzerland	33,839,450	—	—
United Kingdom	104,626,634	—	—
United States	3,176,016,625	17,755,052	1,957,043
Convertible Preferred Stocks
Brazil	—	—	23,116,228
Right
United States	—	—	—
Warrant
Canada	—	—	—
Affiliated Money Market Mutual Fund	406,356,731	—	—

Total	$4,343,739,085	$64,617,416	$25,113,462

See Notes to Financial Statements.

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The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Convertible Preferred Stock
Balance as of 10/31/12	$37,791,737	$32,201,665
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	(35,794,503)	(9,085,437)
Purchases	—	—
Sales	—	—
Accrued discount/premium	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 04/30/13	$1,997,234	$23,116,228

*	Of which, $(44,879,940) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Fair value of Level 2 investments at October 31, 2012 was $0. An amount of $77,048,978 was transferred from Level 1 into Level 2 at April 30, 2013 as a result of using other significant observable inputs such as quoted prices of similar securities for non-registered securities.

Included in the table above, under Level 3 securities, are common and convertible preferred stocks and equity rights, that were fair valued using the last traded price or the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. For equity rights received through a bankruptcy distribution, the fair value is determined to be the residual value of the original bonds and other factors impacting the values of securities being issued pursuant to the reorganization. For the common stocks, convertible preferred stocks and rights, the securities were private placement and therefore, the prices were a significant unobservable input. For certain warrants received in a private placement offering, the Manager has determined the fair value using the Black Scholes method with adjustment for volatility factor which is deemed to be a significant unobservable input.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	13

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2013 were as follows:

United States (including 6.6% of collateral received for securities on loan)	86.2%
Canada	5.2
Australia	3.2
United Kingdom	2.5
Indonesia	2.4
Brazil	1.7
Netherlands	1.4
Jersey Islands	1.2
Switzerland	0.8%
Colombia	0.7
South Africa	0.6
France	0.1
Luxembourg	0.1

106.1
Liabilities in excess of other assets	(6.1)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

At April 30, 2013, the Fund held derivatives not accounted for as hedging instruments. These equity contracts have a fair at April 30, 2013 of $0 and are presented in the Statement of Assets and Liabilities as such.

For the six months ended April 30, 2013, the Fund did not have any realized gain or (loss) or change in unrealized appreciation or (depreciation) on derivatives recognized in income on the Statement of Operations.

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • APRIL 30, 2013

Prudential Jennison Natural Resources Fund, Inc.

Statement of Assets and Liabilities

as of April 30, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $269,263,582:
Unaffiliated Investments (cost $3,273,361,206)	$4,027,113,232
Affiliated Investments (cost $406,356,731)	406,356,731
Foreign currency, at value (cost $2,336)	2,336
Receivable for investments sold	34,251,047
Receivable for Fund shares sold	6,064,890
Dividends receivable	1,731,913
Foreign tax reclaim receivable	155,131
Prepaid expenses	22,933

Total assets	4,475,698,213

Liabilities
Payable to broker for collateral for securities on loan	277,740,447
Payable for Fund shares reacquired	13,222,818
Accrued expenses	2,592,494
Management fee payable	2,454,650
Distribution fee payable	1,064,379
Affiliated transfer agent fee payable	127,023
Payable to custodian	55,522

Total liabilities	297,257,333

Net Assets	$4,178,440,880

Net assets were comprised of:
Common stock, at par	$953,989
Paid-in capital in excess of par	4,160,460,946

4,161,414,935
Accumulated net investment loss	(48,640,539)
Accumulated net realized loss on investment and foreign currency transactions	(688,088,623)
Net unrealized appreciation on investments and foreign currencies	753,755,107

Net assets, April 30, 2013	$4,178,440,880

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,604,417,880 ÷ 35,767,040 shares of common stock issued and outstanding)	$44.86
Maximum sales charge (5.50% of offering price)	2.61

Maximum offering price to public	$47.47

Class B
Net asset value, offering price and redemption price per share ($130,505,967 ÷ 3,503,120 shares of common stock issued and outstanding)	$37.25

Class C
Net asset value, offering price and redemption price per share ($632,635,042 ÷ 16,976,386 shares of common stock issued and outstanding)	$37.27

Class Q
Net asset value, offering price and redemption price per share ($146,945,078 ÷ 3,162,207 shares of common stock issued and outstanding)	$46.47

Class R
Net asset value, offering price and redemption price per share ($73,952,875 ÷ 1,663,580 shares of common stock issued and outstanding)	$44.45

Class Z
Net asset value, offering price and redemption price per share ($1,589,984,038 ÷ 34,326,603 shares of common stock issued and outstanding)	$46.32

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	17

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $791,564)	$24,913,165
Affiliated income from securities loaned, net	368,023
Affiliated dividend income	128,392

Total income	25,409,580

Expenses
Management fee	15,659,843
Distribution fee—Class A	2,580,736
Distribution fee—Class B	728,011
Distribution fee—Class C	3,479,887
Distribution fee—Class R	186,763
Transfer agent’s fees and expenses (including affiliated expense of $418,100) (Note 3)	3,234,000
Custodian’s fees and expenses	385,000
Reports to shareholders	219,000
Registration fees	102,000
Directors’ fees	46,000
Insurance	45,000
Legal fees and expenses	30,000
Audit fee	14,000
Miscellaneous	23,875

Total expenses	26,734,115

Net investment loss	(1,324,535)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain on:
Investment transactions	43,568,440
Foreign currency transactions	143,152

43,711,592

Net change in unrealized appreciation (depreciation) on:
Investments	(29,209,378)
Foreign currencies	5,660

(29,203,718)

Net gain on investment and foreign currency transactions	14,507,874

Net Increase In Net Assets Resulting From Operations	$13,183,339

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2013	Year Ended October 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(1,324,535)	$(3,831,685)
Net realized gain (loss) on investment and foreign currency transactions	43,711,592	(250,842,509)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(29,203,718)	(264,017,643)

Net increase (decrease) in net assets resulting from operations	13,183,339	(518,691,837)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	539,451,018	1,404,893,393
Cost of shares reacquired	(958,728,597)	(1,737,161,629)

Net decrease in net assets from Fund share transactions	(419,277,579)	(332,268,236)

Total decrease	(406,094,240)	(850,960,073)

Net Assets
Beginning of period	4,584,535,120	5,435,495,193

End of period	$4,178,440,880	$4,584,535,120

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	19

Notes to Financial Statements

(Unaudited)

Prudential Jennison Natural Resources Fund, Inc. (the “Fund”) is a non-diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment objective is long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

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In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Prudential Jennison Natural Resources Fund, Inc.	21

Notes to Financial Statements

(Unaudited) continued

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Fund may hold up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) cannot be resold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the

22	Visit our website at www.prudentialfunds.com

Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement date on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Warrants and Rights: The Fund holds warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such

Prudential Jennison Natural Resources Fund, Inc.	23

Notes to Financial Statements

(Unaudited) continued

warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent

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book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate tax-paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to a subadvisory agreement between PI and Jennison Associates LLC (“Jennison”), Jennison furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, Jennison, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of Jennison, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Pursuant to the management agreement between the Fund and PI, the management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of the Fund’s average daily net assets up to $1 billion and .70% of average daily net assets in excess of $1 billion. The effective management fee rate was .71% of the Fund’s average daily net assets for the six months ended April 30, 2013.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Prudential Jennison Natural Resources Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and Class R shares, respectively. PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through February 28, 2014.

PIMS has advised the Fund that it received $590,654 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2013. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2013, it received $2,557, $182,246 and $28,199 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended April 30, 2013, PIM has been compensated approximately $109,900 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2013 were $474,232,843 and $927,594,751, respectively.

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Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$3,776,384,101	$1,060,602,006	$(403,516,144)	$657,085,862

The difference between book basis and tax basis of investments was primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended October 31, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$271,154,000

Pre-Enactment Losses:
Expiring 2016	$93,457,000
Expiring 2017	264,952,000
Expiring 2018	49,759,000

$408,168,000

The Fund elected to treat certain late-year ordinary income losses of approximately $3,135,000 as having been incurred in the following fiscal year (October 31, 2013).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Jennison Natural Resources Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for certain purchases by retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within 12 months after purchase. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are offered exclusively for sale to a limited group of investors. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of capital stock.

There are 500 million shares of common stock authorized with $.01 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z common stock. Class A shares consist of 150 million authorized shares, Class B shares consist of 35 million authorized shares, Class C and Class Z shares each consist of 90 million authorized shares, Class Q shares consist of 85 million authorized shares and Class R shares consist of 50 million authorized shares. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. As of April 30, 2013, 17 shares of Class Q were owned by Prudential.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2013:
Shares sold	3,385,001	$154,143,684
Shares reacquired	(8,859,388)	(402,145,564)

Net increase (decrease) in shares outstanding before conversion	(5,474,387)	(248,001,880)
Shares issued upon conversion from Class B, Class C and Class Z	686,360	31,591,518
Shares reacquired upon conversion into Class Z	(147,740)	(6,720,080)

Net increase (decrease) in shares outstanding	(4,935,767)	$(223,130,442)

Year ended October 31, 2012:
Shares sold	9,887,326	$459,429,906
Shares reacquired	(15,125,296)	(699,183,947)

Net increase (decrease) in shares outstanding before conversion	(5,237,970)	(239,754,041)
Shares issued upon conversion from Class B and Class Z	944,963	44,972,884
Shares reacquired upon conversion into Class Z	(897,438)	(44,874,708)

Net increase (decrease) in shares outstanding	(5,190,445)	$(239,655,865)

Class B
Six months ended April 30, 2013:
Shares sold	119,350	$4,528,052
Shares reacquired	(481,103)	(18,138,815)

Net increase (decrease) in shares outstanding before conversion	(361,753)	(13,610,763)
Shares reacquired upon conversion into Class A	(370,534)	(14,122,153)

Net increase (decrease) in shares outstanding	(732,287)	$(27,732,916)

Year ended October 31, 2012:
Shares sold	347,518	$13,633,137
Shares reacquired	(961,440)	(37,098,309)

Net increase (decrease) in shares outstanding before conversion	(613,922)	(23,465,172)
Shares reacquired upon conversion into Class A	(970,375)	(38,791,121)

Net increase (decrease) in shares outstanding	(1,584,297)	$(62,256,293)

Class C
Six months ended April 30, 2013:
Shares sold	780,516	$29,678,540
Shares reacquired	(3,698,061)	(139,341,150)

Net increase (decrease) in shares outstanding before conversion	(2,917,545)	(109,662,610)
Shares reacquired upon conversion into Class A and Class Z	(153,273)	(5,759,014)

Net increase (decrease) in shares outstanding	(3,070,818)	$(115,421,624)

Year ended October 31, 2012:
Shares sold	1,881,020	$73,971,595
Shares reacquired	(6,083,141)	(234,214,567)

Net increase (decrease) in shares outstanding before conversion	(4,202,121)	(160,242,972)
Shares reacquired upon conversion into Class Z	(195,611)	(7,643,070)

Net increase (decrease) in shares outstanding	(4,397,732)	$(167,886,042)

Prudential Jennison Natural Resources Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

Class Q	Shares	Amount
Six months ended April 30, 2013:
Shares sold	709,531	$33,373,352
Shares reacquired	(501,269)	(23,621,241)

Net increase (decrease) in shares outstanding	208,262	$9,752,111

Year ended October 31, 2012:
Shares sold	1,885,156	$90,581,950
Shares reacquired	(462,382)	(22,263,443)

Net increase (decrease) in shares outstanding	1,422,774	$68,318,507

Class R
Six months ended April 30, 2013:
Shares sold	422,185	$19,023,422
Shares reacquired	(430,830)	(19,429,290)

Net increase (decrease) in shares outstanding	(8,645)	$(405,868)

Year ended October 31, 2012:
Shares sold	927,720	$42,608,364
Shares reacquired	(761,502)	(35,021,610)

Net increase (decrease) in shares outstanding	166,218	$7,586,754

Class Z
Six months ended April 30, 2013:
Shares sold	6,358,526	$298,703,968
Shares reacquired	(7,607,903)	(356,052,537)

Net increase (decrease) in shares outstanding before conversion	(1,249,377)	(57,348,569)
Shares issued upon conversion from Class A and Class C	266,105	12,443,512
Shares reacquired upon conversion into Class A	(365,730)	(17,433,783)

Net increase (decrease) in shares outstanding	(1,349,002)	$(62,338,840)

Year ended October 31, 2012:
Shares sold	15,281,133	$724,668,441
Shares reacquired	(14,981,061)	(709,379,753)

Net increase (decrease) in shares outstanding before conversion	300,072	15,288,688
Shares issued upon conversion from Class A and Class C	1,031,497	52,517,778
Shares reacquired upon conversion into Class A	(129,336)	(6,181,763)

Net increase (decrease) in shares outstanding	1,202,233	$61,624,703

30	Visit our website at www.prudentialfunds.com

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended April 30, 2013.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

In June 2013, the FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Prudential Jennison Natural Resources Fund, Inc.	31

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,				Five Months Ended October 31,		Year Ended May 31,
	2013		2012	2011	2010		2009(a)		2009	2008
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$44.75		$49.50	$50.48	$41.27		$38.08		$68.29	$53.87
Income (loss) from investment operations:
Net investment loss	(.01)		(.02)	(.19)	(.21)		(.02)		(.06)	(.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.12		(4.73)	(.22)	10.18		3.21		(28.75)	19.61
Total from investment operations	.11		(4.75)	(.41)	9.97		3.19		(28.81)	19.49
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.57)	(.76)		-		(.53)	(2.43)
Distributions from net realized gains	-		-	-	-		-		(.87)	(2.64)
Total dividends and distributions	-		-	(.57)	(.76)		-		(1.40)	(5.07)
Capital Contributions(g):	-		-	-	-	(j)	-		-	-
Net asset value, end of period	$44.86		$44.75	$49.50	$50.48		$41.27		$38.08	$68.29
Total Return(c):	.25%		(9.60)%	(.88)%	24.42%		8.38%		(40.56)%	38.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,604,418		$1,821,585	$2,271,696	$2,165,180		$1,535,793		$1,261,030	$2,090,493
Average net assets (000)	$1,734,962		$2,016,026	$2,669,299	$1,849,392		$1,372,157		$1,168,562	$1,491,943
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.20%	(h)	1.19% (e)	1.16% (e)	1.20%	(e)	1.21%	(e)(h)	1.23% (e)	1.14%	(e)(f)
Net investment loss	(.05)%	(h)	(.04)% (e)	(.35)% (e)	(.47)%	(e)	(.12)%	(e)(h)	(.15)% (e)	(.20)%	(e)
Portfolio turnover rate	11%	(i)	27%	34%	21%		9%	(i)	51%	21%

(a) The Fund changed its fiscal year end from May 31 to October 31, effective October 31, 2009.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Through September 30, 2008, the manager of the Fund contractually agreed to waive .05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through February 29, 2012, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion. Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees and net investment loss ratios would have been 1.19%, (.04)%, and 1.18%, (.37)%, for the years ended October 31, 2012 and 2011, respectively.

(f) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares until September 30, 2007.

(g) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(h) Annualized.

(i) Not annualized.

(j) Less than $.005.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,				Five Months Ended October 31,		Year Ended May 31,
	2013		2012	2011	2010		2009(a)		2009	2008
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$37.30		$41.55	$42.75	$35.30		$32.66		$58.60	$46.90
Income (loss) from investment operations:
Net investment loss	(.14)		(.29)	(.49)	(.45)		(.11)		(.28)	(.44)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.09		(3.96)	(.14)	8.66		2.75		(24.58)	16.90
Total from investment operations	(.05)		(4.25)	(.63)	8.21		2.64		(24.86)	16.46
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.57)	(.76)		-		(.21)	(2.12)
Distributions from net realized gains	-		-	-	-		-		(.87)	(2.64)
Total dividends and distributions	-		-	(.57)	(.76)		-		(1.08)	(4.76)
Capital Contributions(f):	-		-	-	-	(h)	-		-	-
Net asset value, end of period	$37.25		$37.30	$41.55	$42.75		$35.30		$32.66	$58.60
Total Return(c):	(.13)%		(10.23)%	(1.56)%	23.55%		8.08%		(40.99)%	37.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$130,506		$157,970	$241,789	$280,296		$241,335		$221,738	$436,506
Average net assets (000)	$146,828		$195,871	$296,198	$259,961		$227,342		$229,217	$360,663
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.90%	(g)	1.89% (e)	1.86% (e)	1.90%	(e)	1.91%	(e)(g)	1.93% (e)	1.85% (e)
Net investment loss	(.73)%	(g)	(.74)% (e)	(1.05)% (e)	(1.17)%	(e)	(.81)%	(e)(g)	(.84)% (e)	(.86)% (e)
Portfolio turnover rate	11%	(i)	27%	34%	21%		9%	(i)	51%	21%

(a) The Fund changed its fiscal year end from May 31 to October 31, effective October 31, 2009.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Through September 30, 2008, the manager of the Fund contractually agreed to waive .05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through February 29, 2012, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion. Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees and net investment loss ratios would have been 1.89%, (.74)% and 1.88%, (1.07)%, for the years ended October 31, 2012 and 2011, respectively.

(f) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Less than $.005.

(i) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	33

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,				Five Months Ended October 31,		Year Ended May 31,
	2013		2012	2011	2010		2009(a)		2009	2008
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$37.31		$41.56	$42.75	$35.31		$32.67		$58.61	$46.90
Income (loss) from investment operations:
Net investment loss	(.14)		(.29)	(.48)	(.45)		(.12)		(.28)	(.46)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.10		(3.96)	(.14)	8.65		2.76		(24.58)	16.93
Total from investment operations	(.04)		(4.25)	(.62)	8.20		2.64		(24.86)	16.47
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.57)	(.76)		-		(.21)	(2.12)
Distributions from net realized gains	-		-	-	-		-		(.87)	(2.64)
Total dividends and distributions	-		-	(.57)	(.76)		-		(1.08)	(4.76)
Capital Contributions(f):	-		-	-	-	(h)	-		-	-
Net asset value, end of period	$37.27		$37.31	$41.56	$42.75		$35.31		$32.67	$58.61
Total Return(c):	(.11)%		(10.23)%	(1.54)%	23.51%		8.08%		(40.99)%	37.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$632,635		$747,931	$1,015,836	$953,597		$674,791		$549,558	$985,867
Average net assets (000)	$701,831		$871,352	$1,146,777	$819,275		$600,514		$533,680	$724,878
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.90%	(g)	1.89% (e)	1.86% (e)	1.90%	(e)	1.91%	(e)(g)	1.93% (e)	1.85% (e)
Net investment loss	(.74)%	(g)	(.74)% (e)	(1.04)% (e)	(1.17)%	(e)	(.82)%	(e)(g)	(.85)% (e)	(.90)% (e)
Portfolio turnover rate	11%	(i)	27%	34%	21%		9%	(i)	51%	21%

(a) The Fund changed its fiscal year end from May 31 to October 31, effective October 31, 2009.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Through September 30, 2008, the manager of the Fund contractually agreed to waive .05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through February 29, 2012, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion. Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees and net investment loss ratios would have been 1.89%, (.74)% and 1.88%, (1.06)%, for the years ended October 31, 2012 and 2011, respectively.

(f) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Less than $.005.

(i)	Not annualized.

See Notes to Financial Statements.

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Class Q Shares
	Six Months Ended April 30, 2013		Year Ended October 31, 2012		December 27, 2010(a) through October 31, 2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$46.26		$50.93		$57.19
Income (loss) from investment operations:
Net investment income	.09		.20		.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.12		(4.87)		(6.30)
Total from investment operations	.21		(4.67)		(6.26)
Net asset value, end of period	$46.47		$46.26		$50.93
Total Return(c):	.45%		(9.17)%		(10.95)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$146,945		$136,641		$77,986
Average net assets (000)	$147,304		$105,382		$30,408
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.75%	(f)	.75%	(e)	.74%	(e)(f)
Net investment income	.38%	(f)	.42%	(e)	.09%	(e)(f)
Portfolio turnover rate	11%	(g)	27%		34%	(g)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Through February 29, 2012, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion. Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would have been .75%, .42% and .76%, .07%, for the year ended October 31, 2012 and period ended October 31, 2011, respectively.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	35

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,				Five Months Ended October 31,		Year Ended May 31,
	2013		2012	2011	2010		2009(a)		2009	2008
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$44.39		$49.20	$50.27	$41.19		$38.02		$68.28	$53.96
Income (loss) from investment operations:
Net investment loss	(.06)		(.10)	(.29)	(.31)		(.05)		(.13)	(.37)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.12		(4.71)	(.21)	10.15		3.22		(28.73)	19.74
Total from investment operations	.06		(4.81)	(.50)	9.84		3.17		(28.86)	19.37
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.57)	(.76)		-		(.53)	(2.41)
Distributions from net realized gains	-		-	-	-		-		(.87)	(2.64)
Total dividends and distributions	-		-	(.57)	(.76)		-		(1.40)	(5.05)
Capital Contributions(g):	-		-	-	-	(i)	-		-	-
Net asset value, end of period	$44.45		$44.39	$49.20	$50.27		$41.19		$38.02	$68.28
Total Return(c):	.14%		(9.78)%	(1.07)%	24.15%		8.34%		(40.66)%	37.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$73,953		$74,238	$74,092	$51,424		$28,573		$19,990	$15,328
Average net assets (000)	$75,337		$74,335	$73,359	$40,431		$23,555		$12,599	$6,730
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.40%	(h)	1.39% (f)	1.36% (f)	1.40%	(f)	1.41%	(f)(h)	1.43% (f)	1.35% (f)
Net investment loss	(.26)%	(h)	(.22)% (f)	(.54)% (f)	(.68)%	(f)	(.33)%	(f)(h)	(.37)% (f)	(.62)% (f)
Portfolio turnover rate	11%	(j)	27%	34%	21%		9%	(j)	51%	21%

(a) The Fund changed its fiscal year end from May 31 to October 31, effective October 31, 2009.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) Through September 30, 2008, the manager of the Fund contractually agreed to waive .05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through February 29, 2012, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion. Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees and net investment loss ratios would have been 1.39%, (.22)% and 1.38%, (.56)%, for the years ended October 31, 2012 and 2011, respectively.

(g) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(h) Annualized.

(i) Less than $.005.

(j)	Not annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,					Five Months Ended October 31,		Year Ended May 31,
	2013		2012		2011	2010		2009(a)		2009	2008
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$46.14		$50.88		$51.71	$42.14		$38.83		$69.90	$54.99
Income (loss) from investment operations:
Net investment income (loss)	.06		.13		(.02)	(.08)		.03		.06	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.12		(4.87)		(.24)	10.41		3.28		(29.55)	20.05
Total from investment operations	.18		(4.74)		(.26)	10.33		3.31		(29.49)	20.10
Less Dividends and Distributions:
Dividends from net investment income	-		-		(.57)	(.76)		-		(.71)	(2.55)
Distributions from net realized gains	-		-		-	-		-		(.87)	(2.64)
Total dividends and distributions	-		-		(.57)	(.76)		-		(1.58)	(5.19)
Capital Contributions(f):	-		-		-	-	(h)	-		-	-
Net asset value, end of period	$46.32		$46.14		$50.88	$51.71		$42.14		$38.83	$69.90
Total Return(c):	.39%		(9.32)%		(.57)%	24.77%		8.52%		(40.40)%	38.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,589,984		$1,646,171		$1,754,096	$1,212,655		$640,899		$470,122	$719,348
Average net assets (000)	$1,634,201		$1,663,079		$1,759,452	$896,356		$552,361		$433,493	$503,262
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.90%	(g)	.89%	(e)	.86% (e)	.90%	(e)	.91%	(e)(g)	.93% (e)	.85% (e)
Net investment income (loss)	.25%	(g)	.27%	(e)	(.04)% (e)	(.18)%	(e)	.17%	(e)(g)	.15% (e)	.08% (e)
Portfolio turnover rate	11%	(i)	27%		34%	21%		9%	(i)	51%	21%

(a) The Fund changed its fiscal year end from May 31 to October 31, effective October 31, 2009.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Through September 30, 2008, the manager of the Fund contractually agreed to waive .05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through February 29, 2012, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion. Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees and net investment income (loss) ratios would have been .89%, .27% and .88%, (.06)%, for the years ended October 31, 2012 and 2011, respectively.

(f) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Less than $.005.

(i) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Natural Resources Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PGNAX	PRGNX	PNRCX	PJNQX	JNRRX	PNRZX
CUSIP	74441K107	74441K206	74441K305	74441K602	74441K404	74441K503

MF135E2    0246113-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)    Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Natural Resources Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 20, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 20, 2013